Oct. 14, 2021
Mesirow Financial Enhanced Core Plus Fund

THE ADVISORS’ INNER CIRCLE FUND III

Mesirow Financial Enhanced Core Plus Fund

Mesirow Financial High Yield Fund

Mesirow Financial Small Cap Value Sustainability Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated October 14, 2021 to the Funds’ Prospectus (the “Prospectus”) and the Mesirow Financial Small Cap Value Sustainability Fund’s Summary Prospectus (the “Summary Prospectus”), each dated January 28, 2021

This Supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus and should be read in conjunction with the Prospectus and Summary Prospectus.

I. The name of each Fund has changed as follows:

Current Name	New Name
Mesirow Financial Small Cap Value Sustainability Fund	Mesirow Small Company Sustainability Fund
Mesirow Financial High Yield Fund	Mesirow High Yield Fund
Mesirow Financial Enhanced Core Plus Fund	Mesirow Enhanced Core Plus Fund

Accordingly, effective immediately, the Prospectus and, solely with respect to (3) and (4) below, the Summary Prospectus are hereby amended and supplemented as follows:

1.	All references to “Mesirow Financial Enhanced Core Plus Fund” are deleted and replaced with “Mesirow Enhanced Core Plus Fund.”

2.	All references to “Mesirow Financial High Yield Fund” are deleted and replaced with “Mesirow High Yield Fund.”

3.	All references to “Mesirow Financial Small Cap Value Sustainability Fund” are deleted and replaced with “Mesirow Small Company Sustainability Fund.”

4.	All references to “Mesirow Financial Funds” are deleted and replaced with “Mesirow Funds.”

Important Notice Regarding Change in Investment Policy of the Mesirow Small Company Sustainability Fund

II. On or around December 13, 2021 (the “Investment Policy Change Effective Date”), the investment objective, 80% investment policy, and benchmark of the Mesirow Small Company Sustainability Fund will change as follows:

	Current	New
Investment Objective	The Mesirow Financial Small Cap Value Sustainability Fund seeks to provide long-term capital appreciation with less volatility than the U.S. small cap value market.	The Mesirow Small Company Sustainability Fund seeks to provide long-term capital appreciation with less volatility than the U.S. small company market.
80% Investment Policy	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of small capitalization companies.	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of small companies.
Benchmark	Russell 2000 Value Index	Russell 2000 Index

Accordingly, as of the Investment Policy Change Effective Date, the Prospectus and Summary Prospectus are hereby amended and supplemented as follows:

1.	The disclosure in the “Mesirow Small Company Sustainability Fund – Investment Objective” section of the Prospectus and Summary Prospectus is deleted and replaced with the following:

The Mesirow Small Company Sustainability Fund (the “Small Company Sustainability Fund” or the “Fund”) seeks to provide long-term capital appreciation with less volatility than the U.S. small company market.

2.	The first and second paragraphs of the “Mesirow Small Company Sustainability Fund – Principal Investment Strategies” section of the Prospectus and Summary Prospectus are hereby deleted and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of small companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

The Fund considers small companies to be those with market capitalizations within the range of the market capitalizations of companies in the Russell 2500 Index at the time of purchase, and exchange-traded funds (“ETFs”) that aim to replicate or produce returns that generally correspond to small company indexes. The market capitalization range of the Russell 2500 Index was approximately $177 million to $29 billion as of June 30, 2021, and may change over time. At any given time, the Fund may own a diversified group of stocks in several industries. The Fund invests mainly in common stocks, but it may also invest in ETFs.

3.	The last sentence of the fifth paragraph of the “Mesirow Small Company Sustainability Fund – Principal Investment Strategies” section of the Prospectus and Summary Prospectus is deleted and replaced with the following:

The Adviser generally will not immediately sell a stock merely due to market appreciation outside the Fund’s target capitalization range if it believes the company has growth potential.

4.	The “Small Capitalization Companies Risk,” “Value Style Risk,” “Investment Style Risk” and “Sustainability (ESG) Policy Risk” disclosures in the “Mesirow Small Company Sustainability Fund – Principal Risks” section of the Prospectus and Summary Prospectus are deleted and replaced with the following:

Small Companies Risk — Small companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, stocks of small companies may be more volatile than those of larger companies. Stocks of small companies may be traded over-the-counter or listed on an exchange.

Style Risk — Relative value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of market conditions, or a company's value or prospects for exceeding earnings expectations, is wrong, the Fund could suffer losses or produce poor performance relative to other funds.

Investment Strategy Risk — The risk that the Fund’s investment strategy may underperform other segments of the equity markets or the equity markets as a whole.

Sustainability (ESG) Policy Risk — The Fund’s ESG criteria may exclude securities of certain issuers for non-financial reasons. Therefore, the Fund may forgo opportunities to buy certain securities when it might otherwise be advantageous to do so, or may sell securities for ESG reasons when it might be otherwise disadvantageous for it to do so. Accordingly, the Fund may underperform other funds that do not utilize an investment strategy that incorporates ESG criteria.

5.	In the “Mesirow Small Company Sustainability Fund – Performance Information” section of the Prospectus and Summary Prospectus, the “Average Annual Total Returns” table is deleted and replaced with the following:

Mesirow Small Company Sustainability Fund	1 Year	Since Inception (12/19/2018)
Fund Returns Before Taxes
Institutional Shares	6.70%	12.76%
Investor Shares	7.06%	12.95%
Fund Returns After Taxes
Institutional Shares	6.59%	11.11%
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Institutional Shares	4.05%	9.20%
Russell 2000 Index[1]	19.96%	22.30%
Russell 2000 Value Index[1]	4.63%	12.69%

[1]	On October 14, 2021, the Fund’s benchmark changed from the Russell 2000 Value Index to the Russell 2000 Index, because the Adviser believes that the Russell 2000 Index better reflects the investment universe of the Fund.

6.	The third paragraph of the “More Information about the Funds’ Investment Objectives and Strategies” section of the Prospectus is hereby deleted and replaced with the following:

The investment objective of the Small Company Sustainability Fund is to seek to provide long-term capital appreciation with less volatility than the U.S. small company market.

7.	The “Small Capitalization Companies Risk,” “Sustainability (ESG) Policy Risk,” and “Value Style Risk” disclosures in the “More Information about Risk” section of the Prospectus are hereby deleted and replaced with the following:

Small Company Risk (Small Company Sustainability Fund and High Yield Fund only) — The risk that small companies in which a Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, stocks of small companies may be more volatile than those of larger companies. Stocks of small companies may be traded over-the-counter or listed on an exchange.

Sustainability (ESG) Policy Risk (Small Company Sustainability Fund only) — The Fund’s ESG criteria may exclude securities of certain issuers for non-financial reasons. Therefore, the Fund may forgo opportunities to buy certain securities when it might otherwise be advantageous to do so, or may sell securities for ESG reasons when it might be otherwise disadvantageous for it to do so. Accordingly, the Fund may underperform other funds that do not utilize an investment strategy that incorporates ESG criteria. Companies meeting the Fund's ESG criteria may be out of favor in particular market cycles and perform less well than the market as a whole. The Fund will vote proxies in a manner which is consistent with its ESG criteria, which may not always be consistent with maximizing short-term performance of the issuer. There are significant differences in interpretations of what it means for a company to have positive ESG characteristics. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors' or advisers' views. A company’s ESG performance or the Adviser’s assessment of a company’s ESG performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s ESG criteria.

Style Risk (Small Company Sustainability Fund only) — Relative value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company's value or prospects for exceeding earnings expectations, is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MES-SK-003-0100

Mesirow Financial High Yield Fund

THE ADVISORS’ INNER CIRCLE FUND III

Mesirow Financial Enhanced Core Plus Fund

Mesirow Financial High Yield Fund

Mesirow Financial Small Cap Value Sustainability Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated October 14, 2021 to the Funds’ Prospectus (the “Prospectus”) and the Mesirow Financial Small Cap Value Sustainability Fund’s Summary Prospectus (the “Summary Prospectus”), each dated January 28, 2021

This Supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus and should be read in conjunction with the Prospectus and Summary Prospectus.

I. The name of each Fund has changed as follows:

Current Name	New Name
Mesirow Financial Small Cap Value Sustainability Fund	Mesirow Small Company Sustainability Fund
Mesirow Financial High Yield Fund	Mesirow High Yield Fund
Mesirow Financial Enhanced Core Plus Fund	Mesirow Enhanced Core Plus Fund

Accordingly, effective immediately, the Prospectus and, solely with respect to (3) and (4) below, the Summary Prospectus are hereby amended and supplemented as follows:

1.	All references to “Mesirow Financial Enhanced Core Plus Fund” are deleted and replaced with “Mesirow Enhanced Core Plus Fund.”

2.	All references to “Mesirow Financial High Yield Fund” are deleted and replaced with “Mesirow High Yield Fund.”

3.	All references to “Mesirow Financial Small Cap Value Sustainability Fund” are deleted and replaced with “Mesirow Small Company Sustainability Fund.”

4.	All references to “Mesirow Financial Funds” are deleted and replaced with “Mesirow Funds.”

Important Notice Regarding Change in Investment Policy of the Mesirow Small Company Sustainability Fund

II. On or around December 13, 2021 (the “Investment Policy Change Effective Date”), the investment objective, 80% investment policy, and benchmark of the Mesirow Small Company Sustainability Fund will change as follows:

	Current	New
Investment Objective	The Mesirow Financial Small Cap Value Sustainability Fund seeks to provide long-term capital appreciation with less volatility than the U.S. small cap value market.	The Mesirow Small Company Sustainability Fund seeks to provide long-term capital appreciation with less volatility than the U.S. small company market.
80% Investment Policy	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of small capitalization companies.	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of small companies.
Benchmark	Russell 2000 Value Index	Russell 2000 Index

Accordingly, as of the Investment Policy Change Effective Date, the Prospectus and Summary Prospectus are hereby amended and supplemented as follows:

1.	The disclosure in the “Mesirow Small Company Sustainability Fund – Investment Objective” section of the Prospectus and Summary Prospectus is deleted and replaced with the following:

The Mesirow Small Company Sustainability Fund (the “Small Company Sustainability Fund” or the “Fund”) seeks to provide long-term capital appreciation with less volatility than the U.S. small company market.

2.	The first and second paragraphs of the “Mesirow Small Company Sustainability Fund – Principal Investment Strategies” section of the Prospectus and Summary Prospectus are hereby deleted and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of small companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

The Fund considers small companies to be those with market capitalizations within the range of the market capitalizations of companies in the Russell 2500 Index at the time of purchase, and exchange-traded funds (“ETFs”) that aim to replicate or produce returns that generally correspond to small company indexes. The market capitalization range of the Russell 2500 Index was approximately $177 million to $29 billion as of June 30, 2021, and may change over time. At any given time, the Fund may own a diversified group of stocks in several industries. The Fund invests mainly in common stocks, but it may also invest in ETFs.

3.	The last sentence of the fifth paragraph of the “Mesirow Small Company Sustainability Fund – Principal Investment Strategies” section of the Prospectus and Summary Prospectus is deleted and replaced with the following:

The Adviser generally will not immediately sell a stock merely due to market appreciation outside the Fund’s target capitalization range if it believes the company has growth potential.

4.	The “Small Capitalization Companies Risk,” “Value Style Risk,” “Investment Style Risk” and “Sustainability (ESG) Policy Risk” disclosures in the “Mesirow Small Company Sustainability Fund – Principal Risks” section of the Prospectus and Summary Prospectus are deleted and replaced with the following:

Small Companies Risk — Small companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, stocks of small companies may be more volatile than those of larger companies. Stocks of small companies may be traded over-the-counter or listed on an exchange.

Style Risk — Relative value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of market conditions, or a company's value or prospects for exceeding earnings expectations, is wrong, the Fund could suffer losses or produce poor performance relative to other funds.

Investment Strategy Risk — The risk that the Fund’s investment strategy may underperform other segments of the equity markets or the equity markets as a whole.

Sustainability (ESG) Policy Risk — The Fund’s ESG criteria may exclude securities of certain issuers for non-financial reasons. Therefore, the Fund may forgo opportunities to buy certain securities when it might otherwise be advantageous to do so, or may sell securities for ESG reasons when it might be otherwise disadvantageous for it to do so. Accordingly, the Fund may underperform other funds that do not utilize an investment strategy that incorporates ESG criteria.

5.	In the “Mesirow Small Company Sustainability Fund – Performance Information” section of the Prospectus and Summary Prospectus, the “Average Annual Total Returns” table is deleted and replaced with the following:

Mesirow Small Company Sustainability Fund	1 Year	Since Inception (12/19/2018)
Fund Returns Before Taxes
Institutional Shares	6.70%	12.76%
Investor Shares	7.06%	12.95%
Fund Returns After Taxes
Institutional Shares	6.59%	11.11%
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Institutional Shares	4.05%	9.20%
Russell 2000 Index[1]	19.96%	22.30%
Russell 2000 Value Index[1]	4.63%	12.69%

[1]	On October 14, 2021, the Fund’s benchmark changed from the Russell 2000 Value Index to the Russell 2000 Index, because the Adviser believes that the Russell 2000 Index better reflects the investment universe of the Fund.

6.	The third paragraph of the “More Information about the Funds’ Investment Objectives and Strategies” section of the Prospectus is hereby deleted and replaced with the following:

The investment objective of the Small Company Sustainability Fund is to seek to provide long-term capital appreciation with less volatility than the U.S. small company market.

7.	The “Small Capitalization Companies Risk,” “Sustainability (ESG) Policy Risk,” and “Value Style Risk” disclosures in the “More Information about Risk” section of the Prospectus are hereby deleted and replaced with the following:

Small Company Risk (Small Company Sustainability Fund and High Yield Fund only) — The risk that small companies in which a Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, stocks of small companies may be more volatile than those of larger companies. Stocks of small companies may be traded over-the-counter or listed on an exchange.

Sustainability (ESG) Policy Risk (Small Company Sustainability Fund only) — The Fund’s ESG criteria may exclude securities of certain issuers for non-financial reasons. Therefore, the Fund may forgo opportunities to buy certain securities when it might otherwise be advantageous to do so, or may sell securities for ESG reasons when it might be otherwise disadvantageous for it to do so. Accordingly, the Fund may underperform other funds that do not utilize an investment strategy that incorporates ESG criteria. Companies meeting the Fund's ESG criteria may be out of favor in particular market cycles and perform less well than the market as a whole. The Fund will vote proxies in a manner which is consistent with its ESG criteria, which may not always be consistent with maximizing short-term performance of the issuer. There are significant differences in interpretations of what it means for a company to have positive ESG characteristics. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors' or advisers' views. A company’s ESG performance or the Adviser’s assessment of a company’s ESG performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s ESG criteria.

Style Risk (Small Company Sustainability Fund only) — Relative value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company's value or prospects for exceeding earnings expectations, is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MES-SK-003-0100

Mesirow Financial Small Cap Value Sustainability Fund

THE ADVISORS’ INNER CIRCLE FUND III

Mesirow Financial Enhanced Core Plus Fund

Mesirow Financial High Yield Fund

Mesirow Financial Small Cap Value Sustainability Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated October 14, 2021 to the Funds’ Prospectus (the “Prospectus”) and the Mesirow Financial Small Cap Value Sustainability Fund’s Summary Prospectus (the “Summary Prospectus”), each dated January 28, 2021

This Supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus and should be read in conjunction with the Prospectus and Summary Prospectus.

I. The name of each Fund has changed as follows:

Current Name	New Name
Mesirow Financial Small Cap Value Sustainability Fund	Mesirow Small Company Sustainability Fund
Mesirow Financial High Yield Fund	Mesirow High Yield Fund
Mesirow Financial Enhanced Core Plus Fund	Mesirow Enhanced Core Plus Fund

Accordingly, effective immediately, the Prospectus and, solely with respect to (3) and (4) below, the Summary Prospectus are hereby amended and supplemented as follows:

1.	All references to “Mesirow Financial Enhanced Core Plus Fund” are deleted and replaced with “Mesirow Enhanced Core Plus Fund.”

2.	All references to “Mesirow Financial High Yield Fund” are deleted and replaced with “Mesirow High Yield Fund.”

3.	All references to “Mesirow Financial Small Cap Value Sustainability Fund” are deleted and replaced with “Mesirow Small Company Sustainability Fund.”

4.	All references to “Mesirow Financial Funds” are deleted and replaced with “Mesirow Funds.”

Important Notice Regarding Change in Investment Policy of the Mesirow Small Company Sustainability Fund

II. On or around December 13, 2021 (the “Investment Policy Change Effective Date”), the investment objective, 80% investment policy, and benchmark of the Mesirow Small Company Sustainability Fund will change as follows:

	Current	New
Investment Objective	The Mesirow Financial Small Cap Value Sustainability Fund seeks to provide long-term capital appreciation with less volatility than the U.S. small cap value market.	The Mesirow Small Company Sustainability Fund seeks to provide long-term capital appreciation with less volatility than the U.S. small company market.
80% Investment Policy	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of small capitalization companies.	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of small companies.
Benchmark	Russell 2000 Value Index	Russell 2000 Index

Accordingly, as of the Investment Policy Change Effective Date, the Prospectus and Summary Prospectus are hereby amended and supplemented as follows:

1.	The disclosure in the “Mesirow Small Company Sustainability Fund – Investment Objective” section of the Prospectus and Summary Prospectus is deleted and replaced with the following:

The Mesirow Small Company Sustainability Fund (the “Small Company Sustainability Fund” or the “Fund”) seeks to provide long-term capital appreciation with less volatility than the U.S. small company market.

2.	The first and second paragraphs of the “Mesirow Small Company Sustainability Fund – Principal Investment Strategies” section of the Prospectus and Summary Prospectus are hereby deleted and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of small companies. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

The Fund considers small companies to be those with market capitalizations within the range of the market capitalizations of companies in the Russell 2500 Index at the time of purchase, and exchange-traded funds (“ETFs”) that aim to replicate or produce returns that generally correspond to small company indexes. The market capitalization range of the Russell 2500 Index was approximately $177 million to $29 billion as of June 30, 2021, and may change over time. At any given time, the Fund may own a diversified group of stocks in several industries. The Fund invests mainly in common stocks, but it may also invest in ETFs.

3.	The last sentence of the fifth paragraph of the “Mesirow Small Company Sustainability Fund – Principal Investment Strategies” section of the Prospectus and Summary Prospectus is deleted and replaced with the following:

The Adviser generally will not immediately sell a stock merely due to market appreciation outside the Fund’s target capitalization range if it believes the company has growth potential.

4.	The “Small Capitalization Companies Risk,” “Value Style Risk,” “Investment Style Risk” and “Sustainability (ESG) Policy Risk” disclosures in the “Mesirow Small Company Sustainability Fund – Principal Risks” section of the Prospectus and Summary Prospectus are deleted and replaced with the following:

Small Companies Risk — Small companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, stocks of small companies may be more volatile than those of larger companies. Stocks of small companies may be traded over-the-counter or listed on an exchange.

Style Risk — Relative value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of market conditions, or a company's value or prospects for exceeding earnings expectations, is wrong, the Fund could suffer losses or produce poor performance relative to other funds.

Investment Strategy Risk — The risk that the Fund’s investment strategy may underperform other segments of the equity markets or the equity markets as a whole.

Sustainability (ESG) Policy Risk — The Fund’s ESG criteria may exclude securities of certain issuers for non-financial reasons. Therefore, the Fund may forgo opportunities to buy certain securities when it might otherwise be advantageous to do so, or may sell securities for ESG reasons when it might be otherwise disadvantageous for it to do so. Accordingly, the Fund may underperform other funds that do not utilize an investment strategy that incorporates ESG criteria.

5.	In the “Mesirow Small Company Sustainability Fund – Performance Information” section of the Prospectus and Summary Prospectus, the “Average Annual Total Returns” table is deleted and replaced with the following:

Mesirow Small Company Sustainability Fund	1 Year	Since Inception (12/19/2018)
Fund Returns Before Taxes
Institutional Shares	6.70%	12.76%
Investor Shares	7.06%	12.95%
Fund Returns After Taxes
Institutional Shares	6.59%	11.11%
Fund Returns After Taxes on Distributions and Sale of Fund Shares
Institutional Shares	4.05%	9.20%
Russell 2000 Index[1]	19.96%	22.30%
Russell 2000 Value Index[1]	4.63%	12.69%

[1]	On October 14, 2021, the Fund’s benchmark changed from the Russell 2000 Value Index to the Russell 2000 Index, because the Adviser believes that the Russell 2000 Index better reflects the investment universe of the Fund.

6.	The third paragraph of the “More Information about the Funds’ Investment Objectives and Strategies” section of the Prospectus is hereby deleted and replaced with the following:

The investment objective of the Small Company Sustainability Fund is to seek to provide long-term capital appreciation with less volatility than the U.S. small company market.

7.	The “Small Capitalization Companies Risk,” “Sustainability (ESG) Policy Risk,” and “Value Style Risk” disclosures in the “More Information about Risk” section of the Prospectus are hereby deleted and replaced with the following:

Small Company Risk (Small Company Sustainability Fund and High Yield Fund only) — The risk that small companies in which a Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, stocks of small companies may be more volatile than those of larger companies. Stocks of small companies may be traded over-the-counter or listed on an exchange.

Sustainability (ESG) Policy Risk (Small Company Sustainability Fund only) — The Fund’s ESG criteria may exclude securities of certain issuers for non-financial reasons. Therefore, the Fund may forgo opportunities to buy certain securities when it might otherwise be advantageous to do so, or may sell securities for ESG reasons when it might be otherwise disadvantageous for it to do so. Accordingly, the Fund may underperform other funds that do not utilize an investment strategy that incorporates ESG criteria. Companies meeting the Fund's ESG criteria may be out of favor in particular market cycles and perform less well than the market as a whole. The Fund will vote proxies in a manner which is consistent with its ESG criteria, which may not always be consistent with maximizing short-term performance of the issuer. There are significant differences in interpretations of what it means for a company to have positive ESG characteristics. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors' or advisers' views. A company’s ESG performance or the Adviser’s assessment of a company’s ESG performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s ESG criteria.

Style Risk (Small Company Sustainability Fund only) — Relative value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company's value or prospects for exceeding earnings expectations, is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MES-SK-003-0100